Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (CNY)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax loss carryforwards	18,944,967	10,646,904
Accrued expenses and other current liabilities	10,163,943	8,221,083
Bad debt provision	249,088
Advertising expense	18,475
Impairment loss on an equity method investment	425,000	425,000
Impairment loss on property and equipment	275,417	437,500
Total gross deferred income tax assets	30,076,890	19,730,487
Valuation allowance	(17,388,482)	(3,309,450)	(20,628,460)	(30,450,912)
Deferred income tax assets, net	12,688,408	16,421,037
Intangible assets	1,106,754
Share of gain from an equity method investment	26,981
Gain from exchange of an intangible assets for an equity method investment, net of share of losses	1,452,858
Deferred income tax liabilities	2,586,593
Net deferred income tax assets	10,101,815	16,421,037